Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2013
Disposal of Discontinued Activity

The following financial information presents the total results of operations of Zhejiang Continental, Shenyang Jingli, Qingdao Kaixiang, Wuxi Ruizhong, SearchMedia International and its subsidiaries for the year ended December 31, 2011 and for the period from January 1, 2012 to the disposal dates.

	Year ended December 31, 2011	Period ended disposal dates
Advertising service revenues	55,571	30,029
Pretax profit/(loss)	(9,629)	(6,501)
Net profit / (loss)	(9,712)	(6,723)

Schedule of Cumulative Gain on Disposal Activity

The Company recorded a cumulative gain on the disposal of divestiture of Zhejiang Continental, Shenyang Jingli, Qingdao Kaixiang, Wuxi Ruizhong, SearchMedia International with its remaining subsidiaries, pursuant to the following:

Gain/(loss) on disposal of discontinued components
Zhejiang Continental	$5,460
Shenyang Jingli	4,664
Qingdao Kaixiang	(1,818)
Wuxi Ruizhong	(2,642)
SearchMedia International and its remaining subsidiaries	10,489

Gain/(loss) on disposal of discontinued components	$16,153

Zhejiang Continental [Member]
Disposal of Discontinued Activity

The following financial information presents the results of operations of Zhejiang Continental for the year ended December 31, 2011 and for the period from January 1, 2012 to May 2, 2012 (the disposal date).

	Year ended December 31, 2011	Period ended May 2, 2012
Advertising service revenues	2,611	379
Pretax profit/(loss)	303	(143)
Net profit / (loss)	100	(143)

Schedule of Cumulative Gain on Disposal Activity

The Company recorded a cumulative gain on the disposal of Zhejiang Continental, pursuant to the following:

Total consideration on disposal – 1,000,000 shares issued	$(1,700)
Add: Extinguishment of current accounts	80
Add: Earn-out consideration payable settled	8,250
Less: Net book value of assets in connection with the disposal	(1,170)

Net gain on the disposal of Zhejiang Continental	$5,460

Shenyang Jingli [Member]
Disposal of Discontinued Activity

The following financial information presents the results of operations of Shenyang Jingli for the year ended December 31, 2011 and for the period from January 1, 2012 to May 14, 2012 (the disposal date).

	Year ended December 31, 2011	Period ended May 14, 2012
Advertising service revenues	471	6
Pretax profit/(loss)	(549)	251
Net profit / (loss)	(816)	222

Schedule of Cumulative Gain on Disposal Activity

The Company recorded a cumulative gain on the disposal of Shenyang Jingli, pursuant to the following:

Total consideration on disposal	$—
Add: Extinguishment of current accounts	1,586
Add: Extinguishment of acquisition consideration payable	1,437
Add: Net book value of liability in connection with the disposal	1,641

Net gain on the disposal of Shenyang Jingli	$4,664

Qingdao Kaixiang [Member]
Disposal of Discontinued Activity

The following financial information presents the results of operations of Qingdao Kaixiang for the year ended December 31, 2011 and for the period from January 1, 2012 to August 31, 2012 (the disposal date).

	Year ended December 31, 2011	Period ended August 31, 2012
Advertising service revenues	2,603	89
Pretax profit/(loss)	338	(563)
Net profit / (loss)	253	(563)

Schedule of Cumulative Gain on Disposal Activity

The Company recorded a cumulative loss on the disposal of Qingdao Kaixiang, pursuant to the following:

Total consideration on disposal	$—
Add: Extinguishment of current accounts	1,891
Add: Extinguishment of acquisition consideration payable	4,126
Less: Net book value of assets in connection with the disposal	(4,574)
Less: Goodwill writeoff	(3,261)

Net loss on the disposal of Qingdao Kaixiang	$(1,818)

Wuxi Ruizhong [Member]
Disposal of Discontinued Activity

The following financial information presents the results of operations of Wuxi Ruizhong for the year ended December 31, 2011 and for the period from January 1, 2012 to November 30, 2012 (the disposal date).

	Year ended December 31, 2011	Period ended November 30, 2012
Advertising service revenues	2,035	1,656
Pretax profit/(loss)	493	146
Net profit / (loss)	192	(19)

Schedule of Cumulative Gain on Disposal Activity

The Company recorded a cumulative loss on the disposal of Wuxi Ruizhong, pursuant to the following:

Total consideration on disposal	$147
Add: Obligation exempted	328
Add: Extinguishment of current accounts	1,414
Add: Extinguishment of acquisition consideration payable	322
Less: Net book value of assets in connection with the disposal	(1,750)
Less: Goodwill writeoff	(3,103)

Net loss on the disposal of Wuxi Ruizhong	$(2,642)

Search Media International [Member]
Disposal of Discontinued Activity

The following financial information presents the results of operations of SearchMedia International and its remaining subsidiaries for the years ended December 31, 2011 and 2012.

	Year ended December 31, 2011	Year ended December 31, 2012
Advertising service revenues	47,851	27,899
Pretax profit/(loss)	(10,214)	(6,192)
Net profit / (loss)	(11,073)	(6,220)

Schedule of Cumulative Gain on Disposal Activity

The Company recorded a cumulative gain on the divestiture of SearchMedia International with its remaining subsidiaries, pursuant to the following:

Total consideration on disposal	$(421)
Add: Net book value of liability in connection with the divestiture	118,153
Less: Extinguishment of current accounts	(107,243)

Net gain on the divestiture of SearchMedia International	$10,489